Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended												6 Months Ended
	Nov. 30, 2011 entity employee	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2013	Jun. 30, 2012
Shareholders' Equity [Abstract]
Shares issued, employee compensation	125
Number of employees receiving shares	1
Shares issued, consultation services	2,375
Number of companies receiving shares	2
Fair value of shares issued	$ 6.3
Dividends paid per share		$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00